INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventory [Line Items]
Inventory write-down	$ 405	$ 576
El Compas, Mexico [Member] | Stockpile inventory [Member]
Disclosure Of Inventory [Line Items]
Inventory write-down	254
El Compas, Mexico [Member] | Finished goods [Member]
Disclosure Of Inventory [Line Items]
Inventory write-down	$ 151